          As filed with the Securities and Exchange Commission on April 16, 2009

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 63 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 65 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                              4675 MacArthur Court
                                   Suite 1400
                            Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/X/  on May 1, 2009, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                Lincoln Variable Insurance Products Trust


                     LVIP Global Income Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus May 1, 2009

Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund. The fund will not be offered for sale through this prospectus until on or about May 4, 2009.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP Global Income Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP Global Income Fund (fund) is to seek current income consistent with the preservation of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval.


Under normal conditions, the fund invests mainly in fixed income securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Fixed income securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Fixed income securities may be of any maturity, and include bonds, notes, bills and debentures. Although the fund may buy bonds rated in any category, it focuses on investment grade bonds. These are issues rated in the top four rating categories by independent rating organizations such as Standard & Poors (S&P (Reg. TM)) or Moody's Investors Service (Moody's), or if unrated determined by the fund's sub-advisers to be of comparable quality. The fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (junk bonds) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The fund may invest a significant portion of its assets in emerging markets.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. LIA has selected Mondrian Investment Partners Limited (Mondrian) and Franklin Advisers, Inc. (Franklin) to serve as the fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the fund's assets that LIA allocates to the sub-adviser. LIA may change the allocation at any time, and the percentage of each sub-adviser's share of the fund's assets may change over time. Each sub-adviser selects investments for its portion of the fund based on its own investment style and strategy. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


Mondrian's approach in selecting investments for the fund is oriented to country selection and is value driven. In selecting fixed-income instruments for the fund, Mondrian identifies those countries' fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. Mondrian conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The core of the fundamental research effort is a value-oriented prospective real yield approach which looks at today's yield in each market and subtracts from it forecasted inflation for the next two years to identify value as a forward looking potential real yield. Comparisons of the values of different possible investments are then made. The higher the prospective real yield the higher the relative allocation and conversely the lower the prospective real yield the lower the allocation or even a zero allocation.


Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political and economic conditions. Franklin will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

The fund may enter into derivative currency transactions, including forward currency contracts and cross currency forwards. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the fund believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Mondrian intends to use forward currency contracts and cross currency forwards for hedging purposes. If a particular currency is expected to decrease against another currency, Mondrian may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the fund's portfolio holdings denominated in the currency sold. Franklin may use derivative currency transactions as a substitute for taking a position directly in the underlying asset or as part of a strategy designed to reduce exposure to hedge currency risks associated with portfolio securities or to generate income for the fund. Among the factors Franklin may consider in the use of derivatives are certain comparative characteristics of the derivative versus its underlying security/instrument, including but not limited to estimation of: relative liquidity and trading volume, relative potential investment return/yield and risk characteristics, differences in taxation and counterparty risk. The successful use of these transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements.

Franklin may also enter into various other derivative strategies, including financial, index futures contracts, currency futures contracts, options on currencies and options on currency futures contracts. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified date and price. In addition, Franklin may invest in swap agreements which may include interest


                                                                             A-1

rate, index, total return, currency and credit default swaps for the purpose of attempting to obtain a desired return at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the fund and, typically, a brokerage firm or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. Interest rate futures and swaps may be used to implement views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows. Total return swaps can also be used to quickly add or reduce bond market exposure.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the main risks of investing in the fund?


Investing in any mutual fund involves risks, including the risk that you may lose part or all of the money you invest. Investing in foreign debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investment and, therefore, the value of the fund's shares to fluctuate, and you could lose money. Since the fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund, the fund's value may decrease because of a single investment or a small number of investments.


Interest rate risk is the risk that the value of the debt obligations held by the fund and therefore, the value of the fund's shares held under your contract will fluctuate with changes in interest rates. As a general matter, the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. Generally, when interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligations credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (junk bonds). The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause that issuer's outstanding debt obligations to fall in value. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and therefore, the value of the fund's shares could fall, and you could lose money. Because the fund also invests in medium- and lower- grade U.S. fixed-income and international debt obligations, the fund involves more risk than that normally associated with a bond fund that only invest in high-quality corporate bonds. Additionally, because a small percentage of the debt obligations held by the fund are high yield bonds issued by U.S. and foreign issuers, investing in the fund also involves additional risks. These bonds are often considered speculative and involve significantly higher credit risk as well as being more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. The secondary market for high yield bonds may not be as liquid as the secondary market for more highly rated bonds, which may affect the fund's ability to sell a particular bond at a satisfactory price or to meet its liquidity needs.


Further, the amount of current income generated by the fund depends on the types of debt obligations held and changes in current interest rates. During extended periods of falling interest rates, the fund will earn reduced income on new investments, and therefore the fund's income maybe lower. Conversely, during extended periods of rising interest rates, the fund will earn increased income on new investments, and the fund's income maybe higher. As discussed above, however, the value of the debt obligations held by the fund is also affected by changes in interest rates. Accordingly, while periods of rising interest rates could produce increased income, the value of the fund's shares could also fall during such periods.

Investing in the securities of issuers with significant operations outside the U.S., including foreign governments and their agencies, also involves the risk of loss from foreign government or political actions. These actions might range from changes in tax or trade statutes to governmental collapse and war. For example, a foreign government might impose a heavy tax on a company, withhold the company's payment of interest or dividends, expropriate the assets of a company, or nationalize it, limit the fund's ability to convert the local currency on the sale of an investment, or bar the fund's withdrawal of assets from the country.

Investing in foreign issuers also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The value of investments in foreign securities may go

A-2

down because of unfavorable foreign government actions, or political instability. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Further, the volume of securities transactions affected on foreign markets in most cases remains appreciably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

As a general matter, risk of loss is typically higher for issuers in emerging markets which are located in less developed or developing countries. Emerging market countries may have unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Currency management strategies, including cross-hedging, may substantially change the fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the sub-adviser expects. In addition, currency management strategies, to the extent that they reduce the fund's exposure to currency risks, may also reduce the fund's ability to benefit from favorable changes in currency exchange rates. Currency forwards and cross currency forwards may result in net short currency exposures. There is no assurance that the sub-adviser's use of currency management strategies will benefit the fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.

The fund's use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional investments. Futures, forward contracts, and swaps are considered derivative instruments since their value depends on the value or performance of an underlying asset or reference instrument. Their successful use may depend on the sub-adviser's ability to predict market movements. The prices of derivative instruments may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Some derivative instruments are "leveraged" and therefore may magnify or otherwise increase investment losses. Other risks arise from the potential inability to terminate or sell positions in derivative transactions. A liquid secondary market may not always exist for the fund's positions in derivative transactions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. These techniques could result in a loss if the counterparty to the transaction dos not perform as promised.

How has the fund performed?


The fund commenced operations on or about May 4, 2009. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses


The following table describes the fees and expenses that are incurred if you buy, hold, or sell Standard Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.65%
 Distribution and/or Service (12b-1) fees                                            0.00%
 Other Expenses1                                                                     0.19%
 Total Annual Fund Operating Expenses                                                0.84%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.09%)
 Net Expenses                                                                        0.75%

1 Other expenses are based on estimated amounts for the current fiscal year.

                                                                             A-3


2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.75% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

3 LIA has contractually agreed to waive 0.05% of its advisory fee for the fund.
  The fee waiver will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $77      $259   N/A        N/A


1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

A-4

Prior Performance of Comparable Accounts


When a new fund is added to the Lincoln Variable Insurance Products Trust, such as the LVIP Global Income Fund, comparable account presentation is generally shown in the prospectus for two years. Performance of comparable accounts shows you how a substantially similar account (or composite of substantially similar accounts), managed by the applicable sub-adviser, has performed in the past over a longer period of time. It does not show you how the fund has performed or will perform.


All composite results are asset weighted and calculated monthly. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.



The following charts do not show you the performance of the LVIP Global Income Fund - it shows the historical performance of similar accounts managed by Mondrian (International Fixed Income Unhedged Composite) and Franklin (Franklin Templeton Global Bond Plus Composite).

The performance presentation shown below relates to accounts in the Mondrian and Franklin Composites that have investment objectives, policies, and strategies that are substantially similar to those of the LVIP Global Income Fund. The Mondrian and Franklin Composites include all accounts managed by Mondrian and Franklin that have substantially similar investment objectives, policies and strategies as those of the LVIP Global Income Fund. Performance information (prior to adjustment for fees and expenses) has been provided by the applicable sub-advisers and is not within the control of and has not been independently verified by Lincoln Life or LIA.

The performance of the Mondrian International Fixed Income Unhedged Composite and Franklin Templeton Global Bond Plus Composite is intended to show the historical track records of the sub-advisers and is not intended to imply how the LVIP Global Income Fund has performed or will perform. Total returns represent past performance of the respective composites and not the LVIP Global Income Fund. Composite results, however, have been calculated to reflect the deduction of the fees and expenses charged by the LVIP Global Income Fund as described in the Fees and Expenses table. Variable insurance, separate account and contract charges are not reflected in the composites. If such charges were reflected, the performance shown would be lower.

Mondrian International Fixed Income Unhedged Composite



                                                           For periods ended 12/31/08
                                                          ----------------------------
                                                           1 year   5 years   10 years
                                                          -------- --------- ---------
  Mondrian International Fixed Income Unhedged Composite
                                                     1,2  11.12%   5.91%     6.59%
          Citigroup World Government Bond Index non-US 3  10.10%   5.97%     5.59%



1 The returns (prior to adjustment for fees and expenses) were calculated by Mondrian using the Global Investment Performance Standards (GIPS (Reg. TM)) from 1993 through the present. Results may have beendifferent if the SEC method of calculating total return had been used instead of the GIPS (Reg. TM) Standard.

2 Mondrian is a value-oriented defensive manager seeking to achieve high real returns for its clients. Mondrian invests in bond markets on a relative basis according to their comparative prospective real yields. Mondrian's composite includes U.S. dollar based discretionary fee paying portfolios, measured against the Citigroup (formally Salomon Smith Barney) Non-U.S. World Global Government Bond Index gross of US withholding taxes. The portfolios are invested in international bonds and are allowed no more than 5% in emerging markets debt.

3 Citigroup World Government Bond Index non-US is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, Malaysia, the Netherlands, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.


Franklin Templeton Global Bond Plus Composite


                                                        For periods ended 12/31/08
                                                      ------------------------------
                                                        1 year    5 years   10 years
                                                      ---------- --------- ---------
  Franklin Templeton Global Bond Plus Composite 1,2       7.13%  8.68%     9.15%
     Citigroup World Government Bond Index non-US 3      10.10%  5.97%     5.59%



1 The returns (prior to adjustment for fees and expenses)were calculated by Franklin using the Global Investment Performance Standards (GIPS (Reg. TM)) from 2000 to present. Performance presented prior to that date is not in compliance as documentation supporting the inclusion of accounts in composites constructed prior to that date may not be readily available for some accounts. Results may have been different if the SEC method of calculating total return had been used instead of the GIPS (Reg.TM) Standard.


2 Franklin Templeton's composite consists of all portfolios managed on a fully discretionary basis with an investment objective that seeks to achieve above average total return by investing primarily in global government securities, with flexibility to have a significant exposure to Asia and to other emerging market countries. The

                                                                             A-5

 portfolio may invest a portion in below investment grade bonds (rated BBB or below). The strategy regularly takes tactical exposure to various foreign currencies, including through the use of foreign currency forward contacts and, to a lesser degree, currency options. The strategy may use interest rate swaps, but does so only infrequently. The base currency of the composite is US Dollars.


3 Citigroup World Government Bond Index non-US measures is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, Malaysia, the Netherlands, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.


A-6

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.


Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC (Release No. IC-27512) to permit the funds' investment adviser, without further shareholder approval,to enter into and materially amend a sub-advisory agreement with a sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example,within 90 days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.


Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.


Fund                      Investment Adviser, Sub-Advisers and Portfolio Managers
========================= ===================================================================================================
LVIP Global Income Fund   Adviser: LIA (advisory fee is 0.60% of average daily net assets, which is net of fee waivers)

                          Sub-Adviser: Mondrian Investment Partners Limited, Fifth Floor, 10 Gresham Street, London
                          EC2V 7JD, United Kingdom. Mondrian has been registered as an investment adviser with the
                          SEC since 1990, and provides investment advisory services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets.

                          Portfolio Manager(s):Christopher Moth and David Wakefield are responsible for the day-to-day management of the fund. Mr. Moth has been with Mondrian since 1992, where he is a Director and Chief Investment Officer for Global Fixed Income and Currency. Mr Moth also chairs the
                          Global Fixed Income and Currency Committee meetings. Mr. Wakefield has been with
                          Mondrian since 2001, where he is currently a Senior Portfolio Manager for the Global Fixed
                          Income and Currency Committee.

                          Sub-Adviser: Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906. Net
                          assets under the management of the Franklin organization was approximately $416 billion as of December 31, 2008.

                          Portfolio Manager(s): Michael Hastentab PH.D is Senior Vice President of Franklin Templeton
                          Fixed Income Group and is the lead portfolio manager of the fund. He is also has been the lead portfolio manager of the Templeton Global Bond Fund since 2001. He has primary responsibil-
                          ity for the investments of the fund. He has final authority over all aspects of the fund's invest-
                          ment portfolio, including risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr.
                          Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.


                                                                           GPD-1

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's board of trustees approving the investment advisory and sub-advisory contracts for the funds will be available in the semi-annual report to shareholders for the six month period ended [June 30, 2008.]

Net Asset Value
The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:

  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.


The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Share Classes
The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Purchase and Redemption of Fund Shares
The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

GPD-2

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by the insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action take by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on particular circumstances..


Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

                                                                           GPD-3

Portfolio Holdings Disclosure
A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations
The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.


Impact to Funds from Profile Fund Investments

The fund may accept investments from the Profile Funds and Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. The "fund of funds" structure operates in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to sell its shares to other affiliated funds and non-affiliated funds within strict percentage limitations. From time to time, the fund may experience large investments or redemptions due to allocations or rebalancings by the Profile Funds and Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

GPD-4

Financial Highlights
The LVIP Global Income Fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information

You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.


The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2009, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.


You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                             SEC File No: 811-08090

                                                                           GPD-5

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                Lincoln Variable Insurance Products Trust


                     LVIP Global Income Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus May 1, 2009

Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund. The fund will not be offered for sale through this prospectus until on or about May 4, 2009


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP Global Income Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP Global Income Fund (fund) is to seek current income consistent with the preservation of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval.


Under normal conditions, the fund invests mainly in fixed income securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Fixed income securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Fixed income securities may be of any maturity, and include bonds, notes, bills and debentures. Although the fund may buy bonds rated in any category, it focuses on investment grade bonds. These are issues rated in the top four rating categories by independent rating organizations such as Standard & Poors (S&P (Reg. TM)) or Moody's Investors Service (Moody's), or if unrated determined by the fund's sub-advisers to be of comparable quality. The fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (junk bonds) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The fund may invest a significant portion of its assets in emerging markets.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. LIA has selected Mondrian Investment Partners Limited (Mondrian) and Franklin Advisers, Inc. (Franklin) to serve as the fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the fund's assets that LIA allocates to the sub-adviser. LIA may change the allocation at any time, and the percentage of each sub-adviser's share of the fund's assets may change over time. Each sub-adviser selects investments for its portion of the fund based on its own investment style and strategy. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


Mondrian's approach in selecting investments for the fund is oriented to country selection and is value driven. In selecting fixed-income instruments for the fund, Mondrian identifies those countries' fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. Mondrian conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The core of the fundamental research effort is a value-oriented prospective real yield approach which looks at today's yield in each market and subtracts from it forecasted inflation for the next two years to identify value as a forward looking potential real yield. Comparisons of the values of different possible investments are then made. The higher the prospective real yield the higher the relative allocation and conversely the lower the prospective real yield the lower the allocation or even a zero allocation.


Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political and economic conditions. Franklin will consider various factors, including evaluation of interest and currency exchange rate changes and credits risks.

The fund may enter into derivative currency transactions, including forward currency contracts and cross currency forwards. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the fund believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Mondrian intends to use forward currency contracts and cross currency forwards for hedging purposes. If a particular currency is expected to decrease against another currency, Mondrian may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the fund's portfolio holdings denominated in the currency sold. Franklin may use derivative currency transactions as a substitute for taking a position directly in the underlying asset or as part of a strategy designed to reduce exposure to hedge currency risks associated with portfolio securities or to generate income for the fund. Among the factors that Franklin may consider in the use of derivatives are certain comparative characteristics of the derivative versus its underlying security/instrument, including but not limited to, estimation of: relative liquidity and trading volume, relative potential investment return/yield and risk characteristics, differences in taxation and counterparty risk. The successful use of these transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements.

Franklin may also enter into various other derivative strategies, including financial, index futures contracts, currency futures contracts, options on currencies and options on currency futures contracts. A financial futures contract is an agreement to buy or sell a specific


                                                                             A-1


security or securities at a specified date and price. In addition, Franklin may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purpose of attempting to obtain a desired return at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the fund and, typically, a brokerage firm or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. Interest rate futures and swaps may be used to implement views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows. Total return swaps can also be used to quickly add or reduce bond market exposure.


In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the main risks of investing in the fund?


Investing in any mutual fund involves risks, including the risk that you may lose part or all of the money you invest. Investing in foreign debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investment and, therefore, the value of the fund's shares to fluctuate, and you could lose money. Since the fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund, the fund's value may decrease because of a single investment or a small number of investments.


Interest rate risk is the risk that the value of the debt obligations held by the fund and therefore, the value of the fund's shares held under your contract will fluctuate with changes in interest rates. As a general matter, the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. Generally, when interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligations credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (junk bonds). The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause that issuer's outstanding debt obligations to fall in value. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and therefore, the value of the fund's shares could fall, and you could lose money. Because the fund also invests in medium- and lower- grade U.S. fixed-income and international debt obligations, the fund involves more risk than that normally associated with a bond fund that only invest in high-quality corporate bonds. Additionally, because a small percentage of the debt obligations held by the fund are high yield bonds issued by U.S. and foreign issuers, investing in the fund also involves additional risks. These bonds are often considered speculative and involve significantly higher credit risk as well as being more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. The secondary market for high yield bonds may not be as liquid as the secondary market for more highly rated bonds, which may affect the fund's ability to sell a particular bond at a satisfactory price or to meet its liquidity needs.


Further, the amount of current income generated by the fund depends on the types of debt obligations held and changes in current interest rates. During extended periods of falling interest rates, the fund will earn reduced income on new investments, and therefore the fund's income maybe lower. Conversely, during extended periods of rising interest rates, the fund will earn increased income on new investments, and the fund's income maybe higher. As discussed above, however, the value of the debt obligations held by the fund is also affected by changes in interest rates. Accordingly, while periods of rising interest rates could produce increased income, the value of the fund's shares could also fall during such periods.

Investing in the securities of issuers with significant operations outside the U.S., including foreign governments and their agencies, also involves the risk of loss from foreign government or political actions. These actions might range from changes in tax or trade statutes to governmental collapse and war. For example, a foreign government might impose a heavy tax on a company, withhold the company's payment of interest or dividends, expropriate the assets of a company, or nationalize it, limit the fund's ability to convert the local currency on the sale of an investment, or bar the fund's withdrawal of assets from the country.

Investing in foreign issuers also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The value of investments in foreign securities may go

A-2

down because of unfavorable foreign government actions, or political instability. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Further, the volume of securities transactions affected on foreign markets in most cases remains appreciably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

As a general matter, risk of loss is typically higher for issuers in emerging markets which are located in less developed or developing countries. Emerging market countries may have unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Currency management strategies, including cross-hedging, may substantially change the fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the sub-adviser expects. In addition, currency management strategies, to the extent that they reduce the fund's exposure to currency risks, may also reduce the fund's ability to benefit from favorable changes in currency exchange rates. Currency forwards and cross currency forwards may result in net short currency exposures. There is no assurance that the sub-adviser's use of currency management strategies will benefit the fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.

The fund's use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional investments. Futures, forward contracts, and swaps are considered derivative instruments since their value depends on the value or performance of an underlying asset or reference instrument. Their successful use may depend on the sub-adviser's ability to predict market movements. The prices of derivative instruments may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Some derivative instruments are "leveraged" and therefore may magnify or otherwise increase investment losses. Other risks arise from the potential inability to terminate or sell positions in derivative transactions. A liquid secondary market may not always exist for the fund's positions in derivative transactions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. These techniques could result in a loss if the counterparty to the transaction dos not perform as promised.

How has the fund performed?


The fund commenced operations on or about May 4, 2009. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.65%
 Distribution and/or Service (12b-1) fees                                            0.25%
 Other Expenses1                                                                     0.19%
 Total Annual Fund Operating Expenses                                                1.09%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.09%)
 Net Expenses                                                                        1.00%


1 Other expenses are based on estimated amounts for the current fiscal year.

                                                                             A-3


2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.00% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

3 LIA has contractually agreed to waive 0.05% of its advisory fee for the fund.
  The fee waiver will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $102     $338   N/A        N/A


1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

A-4

Prior Performance of Comparable Accounts


When a new fund is added to the Lincoln Variable Insurance Products Trust, such as the LVIP Global Income Fund, comparable account presentation is generally shown in the prospectus for two years. Performance of comparable accounts shows you how a substantially similar account (or composite of substantially similar accounts), managed by the applicable sub-adviser, has performed in the past over a longer period of time. It does not show you how the fund has performed or will perform.


All composite results are asset weighted and calculated monthly. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.



The following charts do not show you the performance of the LVIP Global Income Fund - it shows the historical performance of similar accounts managed by Mondrian (International Fixed Income Unhedged Composite) and Franklin (Franklin Templeton Global Bond Plus Composite).

The performance presentation shown below relates to accounts in the Mondrian and Franklin Composites that have investment objectives, policies, and strategies that are substantially similar to those of the LVIP Global Income Fund. The Mondrian and Franklin Composites include all accounts managed by Mondrian and Franklin that have substantially similar investment objectives, policies and strategies as those of the LVIP Global Income Fund. Performance information (prior to adjustment for fees and expenses)has been provided by the applicable sub-advisers and is not within the control of and has not been independently verified by Lincoln Life or LIA.

The performance of the Mondrian International Fixed Income Unhedged Composite and Franklin Templeton Global Bond Plus Composite is intended to show the historical track records of the sub-advisers and is not intended to imply how the LVIP Global Income Fund has performed or will perform. Total returns represent past performance of the respective composites and not the LVIP Global Income Fund. Composite results, however, have been calculated to reflect the deduction of the fees and expenses charged by the LVIP Global Income Fund as described in the Fees and Expenses table. Variable insurance, separate account and contract charges are not reflected in the composites. If such charges were reflected, the performance shown would be lower.

Mondrian International Fixed Income Unhedged Composite



                                                           For periods ended 12/31/08
                                                          ----------------------------
                                                           1 year   5 years   10 years
                                                          -------- --------- ---------
  Mondrian International Fixed Income Unhedged Composite
                                                     1,2  10.84%   5.64%     6.32%
          Citigroup World Government Bond Index non-US 3  10.10%   5.97%     5.59%



1 The returns (prior to adjustment for fees and expenses) were calculated by Mondrian using the Global Investment Performance Standards (GIPS (Reg. TM)) from 1993 through the present. Results may have been different if the SEC method of calculating total return had been used instead of the GIPS (Reg. TM) Standard.

2 Mondrian is a value-oriented defensive manager seeking to achieve high real returns for its clients. Mondrian invests in bond markets on a relative basis according to their comparative prospective real yields. Mondrian's composite includes U.S. dollar based discretionary fee paying portfolios, measured against the Citigroup (formally Salomon Smith Barney) Non-U.S. World Global Government Bond Index gross of US withholding taxes. The portfolios are invested in international bonds and are allowed no more than 5% in emerging markets debt.

3 Citigroup World Government Bond Index non-US is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, Malaysia, the Netherlands, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.


Franklin Templeton Global Bond Plus Composite


                                                        For periods ended 12/31/08
                                                      ------------------------------
                                                        1 year    5 years   10 years
                                                      ---------- --------- ---------
  Franklin Templeton Global Bond Plus Composite 1,2       6.86%  8.41%     8.88%
     Citigroup World Government Bond Index non-US 3      10.10%  5.97%     5.59%



1 The returns (prior to adjustment for fees and expenses) were calculated by Franklin using the Global Investment Performance Standards (GIPS (Reg. TM)) from 2000 to present. Performance presented prior to that date is not in compliance as documentation supporting the inclusion of accounts in composites constructed prior to that date may not be readily available for some accounts. Results may have been different if the SEC method of calculating total return had been used instead of the GIPS (Reg.TM) Standard.


2 Franklin Templeton's composite consists of all portfolios managed on a fully discretionary basis with an investment objective that seeks to achieve above average total return by investing primarily in global government securities, with flexibility to have a significant exposure to Asia and to other emerging market countries. The

                                                                             A-5

 portfolio may invest a portion in below investment grade bonds (rated BBB or below). The strategy regularly takes tactical exposure to various foreign currencies, including through the use of foreign currency forward contacts and, to a lesser degree, currency options. The strategy may use interest rate swaps, but does so only infrequently. The base currency of the composite is US Dollars.


3 Citigroup World Government Bond Index non-US measures is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, Malaysia, the Netherlands, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.


A-6

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.


Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC (Release No. IC-27512) to permit the funds' investment adviser, without further shareholder approval,to enter into and materially amend a sub-advisory agreement with a sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example,within 90 days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.


Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.


Fund                      Investment Adviser, Sub-Advisers and Portfolio Managers
========================= ===================================================================================================
LVIP Global Income Fund   Adviser: LIA (advisory fee is 0.60% of average daily net assets, which is net of fee waivers)

                          Sub-Adviser: Mondrian Investment Partners Limited, Fifth Floor, 10 Gresham Street, London
                          EC2V 7JD, United Kingdom. Mondrian has been registered as an investment adviser with the
                          SEC since 1990, and provides investment advisory services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets.

                          Portfolio Manager(s):Christopher Moth and David Wakefield are responsible for the day-to-day management of the fund. Mr. Moth has been with Mondrian since 1992, where he is a Director and Chief Investment Officer for Global Fixed Income and Currency. Mr Moth also chairs the
                          Global Fixed Income and Currency Committee meetings. Mr. Wakefield has been with
                          Mondrian since 2001, where he is currently a Senior Portfolio Manager for the Global Fixed
                          Income and Currency Committee.

                          Sub-Adviser: Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906. Net
                          assets under the management of the Franklin organization was approximately $416 billion as of December 31, 2008.

                          Portfolio Manager(s): Michael Hastentab PH.D is Senior Vice President of Franklin Templeton
                          Fixed Income Group and is the lead portfolio manager of the fund. He is also has been the lead portfolio manager of the Templeton Global Bond Fund since 2001. He has primary responsibil-
                          ity for the investments of the fund. He has final authority over all aspects of the fund's invest-
                          ment portfolio, including risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr.
                          Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.


                                                                           GPD-1

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's board of trustees approving the investment advisory and sub-advisory contracts for the funds will be available in the semi-annual report to shareholders for the six month period ended [June 30, 2008.]

Net Asset Value
The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:

  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.


The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Share Classes

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust may pay the insurance companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Purchase and Redemption of Fund Shares
The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

GPD-2

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detected potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.


Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

                                                                           GPD-3

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure
A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations
The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.


Impact to Funds from Profile Fund Investments
The funds may accept investments from the Lincoln Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the Lincoln Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the Lincoln Profile Funds increase their holdings of the funds, this action may cause the funds to experience large purchases of their shares and large inflows into the funds. Similarly, the Lincoln Profile Funds may decrease their holdings in the funds, and this may cause the funds to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.


GPD-4

Financial Highlights
The LVIP Global Income Fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information

You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.


The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2009, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.


You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                             SEC File No: 811-08090

                                                                           GPD-5

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Variable Insurance Products Trust

                            LVIP Global Income Fund

   1300 South Clinton Street
   Fort Wayne, Indiana 46802


                Statement of Additional Information May 1, 2009

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about its series --referred to as the "fund"-- of Lincoln Variable Insurance Products Trust. The fund indicates the fund named in the above caption. The fund offers two classes of shares: the Standard Class and the Service Class.

This SAI should be read in conjunction with the fund's prospectus dated May 1, 2009. You may obtain a copy of the fund's prospectus or the fund's annual report, when available, on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

May 1, 2009

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents


Item                                                                     Page
----                                                                     ----

Description of the Trust and the Fund...................................   5

Fundamental Investment Restrictions.....................................   5

Additional Investment Strategies and Risks..............................   5

Portfolio Transactions and Brokerage....................................  19

Portfolio Turnover......................................................  21

Trustees and Officers...................................................  21

Investment Adviser and Sub-Advisers.....................................  29

Portfolio Managers......................................................  32

Principal Underwriter...................................................  37

Administration Agreement................................................  37

Accounting Agreement....................................................  37

Code of Ethics..........................................................  37

Description of Shares...................................................  38

Control Persons and Principal Holders of Securities.....................  39

Rule 12b-1 Plan.........................................................  39

Revenue Sharing.........................................................  40

Valuation of Portfolio Securities.......................................  40

Portfolio Holdings Disclosure...........................................  42

Purchase and Redemption Information.....................................  43

Custodian and Transfer Agent............................................   43

Independent Registered Public Accounting Firm...........................   44

Financial Statements....................................................   44

Taxes...................................................................   44

APPENDIX A..............................................................   45

APPENDIX B..............................................................   47

APPENDIX C..............................................................   55

Description of the Trust and the Fund

Lincoln Variable Insurance Product Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. Certain of the fund's investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of the fund will be achieved. The fund is non-diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation (LIA) and the fund's sub-advisers, unless the context otherwise indicates.

Fundamental Investment Restrictions

The fund has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of the fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

Additional Investment Strategies and Risks

The prospectus discusses the fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.



Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers' acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction.

In addition, the sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. The fund has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
Section 12(d)(1)(F) of the 1940 Act.

Exchange-Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Options on Securities. The fund may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, the fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of the fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

A fund's written options positions will be covered at all times. A call option written by the fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by the fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

Spreads and Straddles. In addition to the options strategies described previously, the fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The fund may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), the fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would deposit with the FMC margin consisting of cash and liquid assets; these assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. With respect to long positions assumed by the fund, the fund may establish a segregated asset account with its custodian, and will deposit into it an amount of cash and other liquid assets. The fund does not intend to leverage the futures contracts.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Equity linked securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the fund's limitation on investments in investment companies.

Swaps and Swap-Related Products. A fund may enter into swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the fund's custodian. If the fund enters into a swap on other than a net basis, it will segregate the full amount of its obligations, accrued on a daily basis, with respect to the swap. The fund will not enter into any swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the fund's use of swaps will be successful in furthering its investment objective will depend on a subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

There is no limit on the amount of swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, so long as it maintains a segregated account with cash or liquid assets having an aggregate net asset value at least equal to the full amount of its obligations accrued on a daily basis.

Illiquid Investments. The fund may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. LIA will determine the liquidity of securities purchased by the fund, subject to oversight by the board of trustees.


The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines.


Borrowing. Each fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the fund. Money borrowed will be subject to interest costs and other fees, which could reduce the fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing" restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to the fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change the fund's investment exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged the fund by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases the fund's exposure to a foreign currency and that currency's value declines, the fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to the fund or that it will hedge at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Unlike transactions entered into by the fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds, debentures, longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

High Yield Fixed-Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds. Each fund may invest up to 15% of its total assets in junk bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.


Short Sales. Stocks underlying the fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.


A fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While the fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund's assets committed to the purchase of securities on a when issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that the fund's net asset value or income will be adversely affected by its purchases of securities on such basis.



Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities,make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Mortgage-related securities include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. CMOs and REMICs issued by private entities - so called "non-agency mortgage backed securities" - are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.


Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, r other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Temporary Defensive Strategies

In response to market, economic, political or other conditions, the funds may temporarily use a different investment strategy for defensive purposes. If the funds do so, different factors could affect fund performance and the funds may not achieve their investment objectives.


Portfolio Transactions and Brokerage

The adviser and the sub-advisers of the fund are responsible for decisions to buy and sell securities and other investments for the fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The sub-advisers of the fund currently provides investment advice to a number of other clients. It will be the practice of each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors the sub-advisers considers are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the sub-advisers provide investment advice (including affiliates of the sub-advisers).

On occasions when the sub-advisers to the fund deem the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the sub-advisers, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-advisers in the manner they consider to be most equitable and consistent with their fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The sub-advisers of the fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to the adviser and each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser or sub-advisers regards as a useful supplement of its own internal research capabilities.

The sub-advisers may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the sub-advisers; in addition, each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are for the benefit of all the clients of the sub-advisers, and not solely or necessarily for the benefit of the fund. Each sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to any sub-adviser by any amount that might be attributable to the value of such services.

No brokerage commissions have been paid by the fund since the fund had not yet commenced operations as of the date of this SAI.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits the fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the fund maintains, among other policies, a policy that prohibits it from directing to a broker-dealer in consideration for the promotion or sale of fund shares:
(a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the fund's portfolio transactions effected through any other broker-dealer. The fund has also established other policies and procedures designed to ensure that the fund's brokerage commissions are not used to finance the distribution of fund shares.

Commission Recapture Program

The fund has entered into a commission recapture program with Frank Russell, pursuant to which the commission rebates will be included in realized gain
(loss) on securities in the appropriate financial statements of the fund. If the adviser or sub-advisers do not believe they can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Frank Russell, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for the fund to participate, or continue to participate, in the commission recapture program.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of the fund's purchases or sales of securities (excluding short-term securities) by the average market value of the fund's portfolio securities. The adviser intends to manage the fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in the fund's current income available for distribution to its shareholders. While the fund is not managed with the intent of generating short-term capital gains, the fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

Trustees and Officers


The Board of Trustees oversees the management of the fund and elects the Trust's officers. The trustees have the power to amend the Trust's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The trustees hold their position until their successors are elected and qualify. The fund's officers are re-elected annually and are responsible for the day-to-day operations of the fund. Information pertaining to the trustees and executive officers of the fund is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as independent trustees.


The term "Fund Complex" includes the thirty-seven series or Funds of the Trust, which are offered in other prospectuses and SAIs, and Lincoln National Variable Annuity Fund A.

Interested Trustees

                                                                                             Number
                                                                                            of Funds
                                                                                            in Fund
                                                                          Principal         Complex
                            Position(s)          Term of Office         Occupation(s)       Overseen    Other Board
Name, Address                Held With           and Length of           During Past           by       Memberships
and Year of Birth             the Fund             Time Served            Five Years        Trustee   Held by Trustee
-----------------       --------------------- ---------------------- ---------------------- -------- -------------------

Kelly D. Clevenger*     Chairman and Trustee  Chairman since         Vice President, The       41    Lincoln Retirement
1300 S. Clinton Street                        August 1995;           Lincoln National Life           Services Company,
Fort Wayne, IN 46802                          President and Trustee  Insurance Company;                     LLC
YOB: 1952                                     since November         Executive Vice
                                              1994.                  President, Lincoln
                                                                     Retirement Services
                                                                     Company, LLC

Interested Trustees


                                                                                   Number of
                                                                                   Funds in
                                                                Principal            Fund
                        Position(s)    Term of Office          Occupation(s)        Complex
Name, Address            Held With      and Length of          During Past        Overseen by Other Board Memberships
and Year of Birth        the Fund        Time Served            Five Years          Trustee      Held by Trustee
-----------------       ----------- ---------------------- ---------------------- ----------- -----------------------

Daniel R. Hayes**        President  President and Trustee  Vice President, The        40               N/A
1300 S. Clinton Street   and        since December 2008    Lincoln National Life
Fort Wayne, IN 46802     Trustee                           Insurance Company;
YOB: 1952                                                  Formerly: Senior Vice
                                                           President, Fidelity
                                                           Investments


* Kelly D. Clevenger, currently Chairman of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

** Daniel R. Hayes, currently President of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

Independent Trustees


                                                                                        Number of
                                                                                        Funds in
                                                                    Principal             Fund
                        Position(s)      Term of Office            Occupation(s)         Complex        Other Board
Name, Address            Held With       and Length of             During Past         Overseen by      Memberships
and Year of Birth        the Fund         Time Served               Five Years           Trustee      Held by Trustee
-----------------       ----------- ------------------------- ------------------------ ----------- -----------------------

Michael D. Coughlin       Trustee   Trustee since 2007        Management Consultant        40         Merrimack County
1300 S. Clinton Street                                        - Owner of Michael D.                Savings Bank; Trustee
Fort Wayne, IN 46802                                          Coughlin Associates                  of Merrimack Bankcorp,
YOB: 1942                                                                                                   MHC

Nancy L. Frisby           Trustee   Trustee since April 1992  Retired. Formerly:           41               N/A
1300 S. Clinton Street                                        Senior Vice President
Fort Wayne, IN 46802                                          and Chief Financial
YOB: 1941                                                     Officer, Desoto
                                                              Memorial Hospital

Elizabeth S. Hager        Trustee   Trustee since April 2007  State Representative,        40               N/A
1300 S. Clinton Street                                        State of New
Fort Wayne, IN 46802                                          Hampshire; Executive
YOB: 1944                                                     Director, United Way of
                                                              Merrimack County

Gary D. Lemon             Trustee   Trustee since February    Professor of Economics       40               N/A
1300 S. Clinton Street              2006; formerly:           and Management,
Fort Wayne, IN 46802                Advisory Trustee since    DePauw University
YOB: 1948                           November 2004

Thomas D. Rath            Trustee   Trustee since April 2007  Managing Partner, Rath,      40      Associated Grocers of
1300 S. Clinton Street                                        Young and Pignatelli,                     New England
Fort Wayne, IN 46802                                          P.C.
YOB: 1945

Kenneth G. Stella         Trustee   Trustee since February    Retired; Formerly:           41        Advisory Board of
1300 S. Clinton Street              1998                      President Emeritus,                       Harris Bank
Fort Wayne, IN 46802                                          Indiana Health
YOB: 1943                                                     Association, formerly:
                                                              President, Indiana
                                                              Hospital & Health
                                                              Association.

Independent Trustees


                                                                                                  Number of
                                                                                                  Funds in
                                                                             Principal              Fund     Other Board
                             Position(s)          Term of Office           Occupation(s)           Complex   Memberships
Name, Address                 Held With           and Length of             During Past          Overseen by   Held by
and Year of Birth             the Fund             Time Served               Five Years            Trustee     Trustee
-----------------       ---------------------  --------------------- --------------------------  ----------- -----------

David H. Windley        Trustee                Trustee since August  Retired. Formerly:              40       Meridian
1300 S. Clinton Street                         2004                  Director of Blue and Co.,               Investment
Fort Wayne, IN 46802                                                 LLC.                                    Advisors,
YOB: 1943                                                                                                       Inc.



Officers Who Are Not Trustees



                                                                                                 Number of
                                                                                                 Funds in
                                                                             Principal             Fund     Other Board
                             Position(s)           Term of Office           Occupation(s)         Complex   Memberships
Name, Address                Held With             and Length of            During Past         Overseen by   Held by
and Year of Birth             the Fund              Time Served              Five Years           Trustee     Trustee
-----------------       ---------------------- ----------------------- ------------------------ ----------- -----------

Kevin J. Adamson        Second Vice President  Second Vice President   Second Vice President,       N/A         N/A
1300 S. Clinton Street                         since May 2006          Director of Funds
Fort Wayne, IN 46802                                                   Management, The
YOB: 1966                                                              Lincoln National Life
                                                                       Insurance Company;
                                                                       formerly: Director of
                                                                       Financial Operations,
                                                                       Swiss Re/Lincoln Re.

Diann L. Eggleston      Assistant Vice         Assistant Vice          Assistant Vice               N/A         N/A
1300 S. Clinton Street  President              President since March   President, Lincoln
Fort Wayne, IN 46802                           2008                    National Corporation
YOB: 1962

Joel A. Ettinger        Assistant Vice         Assistant Vice          Assistant Vice               N/A         N/A
Radnor Financial        President              President since March   President, Lincoln
Center                                         2008                    National Corporation;
150 N. Radnor Chester                                                  Formerly: Vice
Rd.                                                                    President, Delaware
Radnor, PA 19087                                                       Investments
YOB: 1956

William P. Flory, Jr.   Second Vice President  Second Vice President   Second Vice President        N/A         N/A
1300 S. Clinton Street  and Chief Accounting   since August 2007 and   and Director of
Fort Wayne, IN 46802    Officer                Chief Accounting        Separate Account
YOB:1961                                       Officer since May 2006  Operations, The
                                                                       Lincoln National Life
                                                                       Insurance Company

Kathleen S. Polston     Assistant Treasurer    Assistant Treasurer     Assistant Vice               N/A         N/A
1300 S. Clinton Street                         since May 206           President and Assistant
Fort Wayne, IN 46802                                                   Treasurer, Director of
YOB: 1957                                                              Bank Relationship, The
                                                                       Lincoln National Life
                                                                       Insurance Company

Officers Who Are Not Trustees



                                                                                               Number of
                                                                                               Funds in
                                                                           Principal             Fund     Other Board
                           Position(s)          Term of Office           Occupation(s)          Complex   Memberships
Name, Address               Held With           and Length of             During Past         Overseen by   Held by
and Year of Birth            the Fund            Time Served               Five Years           Trustee     Trustee
-----------------       ------------------- ----------------------- ------------------------- ----------- -----------
Cynthia A. Rose         Secretary           Secretary since         Secretary; Lincoln VIP        N/A         N/A
1300 S. Clinton Street                      February 1995           Trust
Fort Wayne, IN 46802
YOB: 1954

Rise C. M. Taylor       Treasurer and Vice  Treasurer and Vice      Vice President and            N/A         N/A
1300 S. Clinton Street  President           President since May     Treasurer, The Lincoln
Fort Wayne, IN 46802                        2006                    National Life Insurance
YOB: 1967                                                           Company; Vice
                                                                    President and Treasurer,
                                                                    Lincoln Life & Annuity
                                                                    Company of New York.

David A. Weiss          Assistant Vice      Assistant Vice          Assistant Vice                N/A         N/A
One Granite Place       President           President since August  President, Funds
Concord, NH 03301                           2007                    Management Research,
YOB: 1976                                                           The Lincoln National
                                                                    Life Insurance
                                                                    Company; Formerly:
                                                                    Director, Funds
                                                                    Management Research;
                                                                    Mutual Fund/Securities
                                                                    Analyst; Senior Mutual
                                                                    Fund Analyst, Jefferson
                                                                    Pilot Corp.

John (Jack) A. Weston   Chief Compliance    Chief Compliance        Vice President,               N/A         N/A
One Granite Place       Officer             Officer since May 2007  Investment Advisor
Concord, NH 03301                                                   Chief Compliance
YOB: 1959                                                           Officer, The Lincoln
                                                                    National Life Insurance
                                                                    Company; Formerly:
                                                                    Treasurer, Jefferson
                                                                    Pilot Variable Fund,
                                                                    Inc.

Officers Who Are Not Trustees

                                                                                                  Number of
                                                                                                  Funds in
                                                                              Principal             Fund     Other Board
                             Position(s)           Term of Office           Occupation(s)          Complex   Memberships
Name, Address                Held With             and Length of             During Past         Overseen by   Held by
and Year of Birth             the Fund              Time Served               Five Years           Trustee     Trustee
-----------------       ---------------------- ----------------------- ------------------------- ----------- -----------

Kevin J. Adamson        Second Vice President  Second Vice President   Second Vice President,        N/A         N/A
1300 S. Clinton Street                         since May 2006          Director of Funds
Fort Wayne, IN 46802                                                   Management, The
YOB: 1966                                                              Lincoln National Life
                                                                       Insurance Company;
                                                                       formerly: Director of
                                                                       Financial Operations,
                                                                       Swiss Re/Lincoln Re.

William P. Flory, Jr.   Second Vice President  Second Vice President   Second Vice President         N/A         N/A
1300 S. Clinton Street  and Chief Accounting   since August 2007 and   and Director of
Fort Wayne, IN 46802    Officer                Chief Accounting        Separate Account
YOB: 1961                                      Officer since May 2006  Operations and Mutual
                                                                       Fund Administration,
                                                                       The Lincoln National
                                                                       Life Insurance
                                                                       Company; formerly,
                                                                       Second Vice President
                                                                       and Director of
                                                                       Corporate Procurement
                                                                       and Assistant Vice
                                                                       President of Separate
                                                                       Account Operations and
                                                                       Mutual Fund
                                                                       Administration, The
                                                                       Lincoln National Life
                                                                       Insurance Company

Cynthia A. Rose         Secretary              Secretary since         Secretary; Formerly:          N/A         N/A
1300 S. Clinton Street                         February 1995           Secretary and Assistant
Fort Wayne, IN 46802                                                   Vice President, The
YOB: 1954                                                              Lincoln National Life
                                                                       Insurance Company

Rise C. M. Taylor       Vice President and     Vice President since    Vice President and            N/A         N/A
1300 S. Clinton Street  Treasurer              August 2003 and         Treasurer, The Lincoln
Fort Wayne, IN 46802                           Treasurer since May     National Life Insurance
YOB: 1967                                      2006                    Company; Vice
                                                                       President and Treasurer,
                                                                       Lincoln Life & Annuity
                                                                       Company of New York.

Officers Who Are Not Trustees

                                                                                           Number of
                                                                                           Funds in
                                                                       Principal             Fund     Other Board
                         Position(s)         Term of Office           Occupation(s)         Complex   Memberships
Name, Address             Held With          and Length of            During Past         Overseen by   Held by
and Year of Birth          the Fund           Time Served              Five Years           Trustee     Trustee
-----------------      ----------------- ----------------------- ------------------------ ----------- -----------

David A. Weiss         Assistant Vice    Assistant Vice          Assistant Vice               N/A         N/A
One Granite Place      President         President since August  President, Funds
Concord, NH 03301                        2007                    Management Research,
YOB: 1976                                                        The Lincoln National
                                                                 Life Insurance
                                                                 Company; Formerly:
                                                                 Director, Funds
                                                                 Management Research;
                                                                 Mutual Fund/Securities
                                                                 Analyst; Senior Mutual
                                                                 Fund Analyst, Jefferson
                                                                 Pilot Corp.

John (Jack) A. Weston  Chief Compliance  Chief Compliance        Vice President for Fund      N/A         N/A
One Granite Place      Officer           Officer since May 2007  and Advisor
Concord, NH 03301                                                Compliance, The
YOB: 1959                                                        Lincoln National Life
                                                                 Insurance Company;
                                                                 Treasurer, Jefferson
                                                                 Pilot Variable Fund,
                                                                 Inc.

Board Committees


The Board of Trustees has established an Audit Committee, which is responsible for overseeing the fund's financial reporting process on behalf of the Board of Trustees and for reporting the result of their activities to the board. The Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the board's responsibility to shareholders of the funds and others relating to oversight of fund accounting, the fund's systems of control, the fund's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the fund. The members of the Audit Committee include independent trustees:
Nancy L. Frisby, Elizabeth S. Hager, and David H. Windley. The Audit Committee met five times during the last fiscal year.

Effective January 1, 2008, the Board of Trustees established an Investment Committee, which is responsible for overseeing underperforming or troubled funds and for performing certain contract renewal tasks as requested by the board. The members of the Investment Committee are: Michael D. Coughlin, Gary
D. Lemon and Thomas D. Rath. The Investment Committee met four times during the last fiscal year.

On February 23, 2004, the Board of Trustees established a Nominating and Governance Committee. The current members of the committee are: Nancy L. Frisby, Elizabeth S. Hager, Kenneth G. Stella, and David H. Windley. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Nominating and Governance Committee met one time during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company.


Ownership of Securities


As of December 31, 2008, there were no shares of the funds outstanding. As of December 31, 2008, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

Interested Trustees


                                                                                 Aggregate Dollar Range of Equity
                                                                              Securities in All Registered Investment
                                       Dollar Range of Equity Securities in      Companies Overseen by Trustee in
Name of Trustee                                      the Funds                    Family of Investment Companies
---------------                        -------------------------------------  ---------------------------------------

Kelly D. Clevenger                                     None                              $10,001 - $50,000
Daniel R. Hayes                                        None                                    None


Independent Trustees


                                                                                 Aggregate Dollar Range of Equity
                                                                              Securities in All Registered Investment
                                       Dollar Range of Equity Securities in      Companies Overseen by Trustee in
Name of Trustee                                      the Funds                    Family of Investment Companies
---------------                        -------------------------------------  ---------------------------------------
Michael D. Coughlin                                    None                              $10,001 - $50,000
Nancy L. Frisby                                        None                                Over $100,000
Elizabeth S. Hager                                     None                              $10,001 - $50,000
Gary D. Lemon                                          None                              $10,001 - $50,000
Kenneth G. Stella                                      None                              $10,001 - $50,000
David H. Windley                                       None                              $10,001 - $50,000

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2008:



                              Compensation Table

                              Aggregate Compensation Total Compensation From the
Name of Person, Position          From the Trust       Trust And Fund Complex
------------------------      ---------------------- ---------------------------
Michael D. Coughlin, Trustee         $51,771                   $56,500
Nancy L. Frisby, Trustee              50,771                    55,500
Elizabeth S. Hager, Trustee           43,802                    48,500
Gary Lemon, Trustee                   45,802                    50,500

Thomas D. Rath, Trustee               44,802                    45,000
Kenneth G. Stella, Trustee            44,302                    49,000
David H. Windley, Trustee             45,798                    50,500


Investment Adviser and Sub-Advisers

Investment Adviser: Lincoln Investment Advisors Corporation ("LIA") is the investment adviser to the fund. LIA is a registered investment adviser and is wholly-owned by Lincoln National Corporation (LNC). LIA's address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.


The advisory fee payable by both the Standard Class and the Service Class of the fund to LIA are set forth in the following table:



                                    Annual Fee Rate Based on Average
     Fund                                 Daily Net Asset Value
     ----                      --------------------------------------------
     LVIP Global Income Fund   .65% of the fund's average daily net assets

No advisory fees have been paid by the fund since the fund had not yet commenced operations as of the date of this SAI.

Pursuant to an Investment Management Agreement dated April 30, 2007 (the Management Agreement), the adviser manages the fund's portfolio investments and reports to the board of trustees. With limited exception, the fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

To help limit expenses, LIA has contractually agreed to waive a portion of its advisory fee for each Fund. The waiver agreement will continue at least through April 30, 2010, and will renew automatically for one-year terms unless the adviser provides written notice of termination to the fund. LIA has contractually agreed to waive the following portion of its advisory fee: 0.05% of average daily net assets of the Fund.

There can be no assurance that the above fee waivers will continue beyond the date indicated.

Sub-Advisers. As adviser, LIA, is primarily responsible for investment decisions affecting the fund under its management. However, LIA has entered into sub-advisory agreements with several professional investment management firms. These firms are responsible for the day-to-day investment management of the fund's portfolios. Each sub-adviser makes investment decisions for its respective fund in accordance with that fund's investment objectives and places orders on behalf of that fund to effect those decisions. See the following table for more information about the sub-advisers and their fees:


                                                               Annual Fee Rate Based On
Fund                               Sub-Adviser               Average Daily Net Asset Value
----                      -----------------------------  --------------------------------------

LVIP Global Income Fund   Mondrian Investment Partners   0.30% of the fund's average daily net
                          Limited (Mondrian)             assets
                          10 Gresham Street
                          London, United Kingdom
                          EC2V7JD

LVIP Global Income Fund   Franklin Advisers, Inc.        0.30% of the fund's average daily net
                          (Franklin)                     assets
                          One Franklin Parkway
                          San Mateo, CA 94404



No sub-advisory fees have been paid by the fund since the fund had not yet commenced operations as of the date of this SAI.

Mondrian Investment Partners Limited is owned by its current management and others, including various private investment firms affiliated with Hellman & Friedman LLC, a private equity firm. Mondrian is registered as an investment adviser with the SEC and is regulated in the United Kingdom by Financial Services Authority. As of December 31, 2008, Mondrian managed approximately $48 billion in mutual fund institutional and separately managed accounts.

Franklin Advisers, Inc. is a wholly-owned subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton Investments. The Franklin organization has more than 60 years of investment experience and has approximately $416.2 billion of assets under management as of December 31, 2008.

Service marks. The service mark for the fund and the name Lincoln have been adopted by the fund with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the fund. In the Prospectus and sales literature, the names "Mondrian" and "Franklin" will be used with the LVIP Global Income Fund.


Fund Expenses. Expenses specifically assumed by the fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The board of trustees has delegated to the fund's sub-advisers responsibility for voting any proxies relating to portfolio securities held by the fund in accordance with the sub-advisers' proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by the sub-advisers on behalf of the fund, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, when available, can be obtained (1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC's website at http://www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio managers' other accounts managed, material conflicts of interests, compensation, and any ownership of securities in the fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager." The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the sub-advisory firms against one another. Each sub-advisory firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed


The following table provides information about other accounts for which each portfolio manager was primarily responsible as of December 31, 2008:



                    Registered Investment Companies Other Pooled Investment Vehicles      Other Accounts
                    ------------------------------- -------------------------------- -------------------------
Sub-Adviser and     Number of    Total Assets in    Number of     Total Assets in    Number of Total Assets in
Portfolio Managers  Accounts      the Accounts      Accounts       the Accounts      Accounts   the Accounts
------------------  ---------    ---------------    ---------     ---------------    --------- ---------------
John Kirk               0                  0            2               390.4            7         2,543.2
  (Mondrian).......
Christopher Moth        2              191.2            3             1,195.3            9           8,848
  (Mondrian).......
Joanna Bates            0                  0            4               296.1            7         1,583.3
  (Mondrian).......
Dan Philps              0                  0            2                81.7            5           301.2
  (Mondrian).......
David Wakefield         1              102.6            0                   0            8         1,375.9
  (Mondrian).......
Solomon Peters          0                  0            0                   0            2           134.4
  (Mondrian).......
Matt Day                *                  *            *                   *            *               *
  (Mondrian).......
Scott Fleming           *                  *            *                   *            *               *
  (Mondrian).......
Michael Hasentab       13           15,955.4           23            14,662.5           11           904.3
  (Franklin).......



Mondrian's global fixed income investment strategy is determined by the Global Fixed Income Investment Committee, which meets every two weeks and consists of the whole team. Christopher Moth (Chief Investment Officer - Global Fixed Income and Currency) chairs the Committee, with strategy developed collectively through systematic and rigorous analysis, not by a 'star' system. When the Committee has determined the investment strategy, the policy is implemented immediately across all portfolios. Individual portfolio managers have very little discretion to deviate from that policy, ensuring minimal dispersion of performance across portfolios.

* At Mondrian, Mr. Fleming, Assistant Portfolio Manager, adds further depth to our research capabilities specialising in credit analysis, while Mr. Day, Assistant Portfolio Manager, is a quantitative analyst responsible for the continuing development of the company's proprietary inflation and mortgage backed securities models.


Other Accounts Managed with Performance-Based Advisory Fees

The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2008:


                                              Number of Accounts    Total
    Sub-Adviser and Portfolio Managers        with Incentive Fees   Assets
    ----------------------------------        ------------------- ----------
    Mondrian Investment Partners Limited
    (Fixed Income Portfolio Management Team)           2          $1 Billion
    Franklin Advisers, Inc.                            0             N/A


Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a Lincoln VIP fund may be presented with the following potential conflicts:

Franklin Advisers, Inc.


The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Franklin has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


Mondrian Investment Partners Limited ("Mondrian")

Introduction

Mondrian Investment Partners Limited ("Mondrian") has a fiduciary duty to its clients and as such must identify and take steps to mitigate potential conflicts of interest.

A conflict of interest arises when Mondrian and/or its employees have a competing professional or personal interest which could affect their ability to act in the best interests of Mondrian's clients. A conflict could exist even if no unethical or improper act results from it.

The UK regulator, the Financial Services Authority, requires regulated firms to identify conflicts of interest and establish, implement and maintain an effective written conflicts of interest policy. Mondrian is also registered with the SEC which has similar requirements for the identification and management of conflicts of interest.

Mondrian maintains and operates various policies and procedures which are designed to prevent conflicts of interest materializing and damaging the interests of our clients.

The purpose of this conflicts of interest policy is to outline Mondrian's approach to the identification, management, recording and where relevant, disclosure of conflict of interests.

Identifying Conflicts of Interest

For the purpose of identifying conflicts of interest that may arise in the course of providing a service to our clients, we have considered whether Mondrian or its employees are, directly or indirectly, likely to:

   . Make a financial gain, or avoid a financial loss, at the expense of the client;

   . Have an interest in the outcome of a service provided to a client or in a transaction carried out on behalf of the client, which is distinct from the client's interest in that outcome;

   . Have a financial or other incentive to favor the interest of one client or group of clients over the interest of another client or group of clients;

   . Receive from a person other than the client an inducement in relation to the service provided to the client, in the form of monies, goods or services, other than the standard fee for that service.

Monitoring of Compliance with Conflicts of Interest Procedures

Mondrian maintains a Conflicts of Interest Register that lists all potential conflicts of interest that have been identified. Any conflicts arising are logged immediately in the Conflicts of Interest Register.

Mondrian has written policies and procedures addressing each conflict identified in the Register. These policies and procedures are designed to manage the potential conflict so that the interests of clients are always put ahead of Mondrian or its employees.

Where a conflict has arisen, steps are taken to ensure that the conflict either does not arise again or is properly managed so that client interests remain paramount. These details are also recorded in the Register.

Mondrian's Compliance Monitoring Program incorporates periodic reviews of all areas where conflicts of interest might arise.

Any apparent violations of the procedures designed to manage conflicts are investigated and reported to the Chief Compliance Officer, who will determine any action necessary.

Any material matters would be reported to senior management and the Mondrian Compliance Committee and, where required, any relevant regulator.

Disclosure of Potential Conflicts of Interest

Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities:

   .   Access to non-public information

   .   Allocation of aggregated trades

   .   Allocation of investment opportunities

   .   Allocation of IPO opportunities

   . "Cherry picking" (inappropriate attempts to improve the appearance of the portfolio)

   .   Dealing in investments as agent for more than one party

   . Dealing in investments as principal in connection with the provision of seed capital for Mondrian sponsored Limited Partnerships and Alpha Funds

   .   Directorships and external business arrangements

   .   Dual agency

   .   Employee compensation

   .   Employee personal account dealing

   .   Gifts and entertainment

   .   Investment in shares issued by companies who are clients of Mondrian

   .   Management of investment capacity

   .   Performance fees

   .   Portfolio holdings disclosure

   .   Portfolio pumping

   .   Pricing and valuation

   .   Proxy voting

   .   Relationships with consultants

   .   Side-by-side management of hedge funds (Mondrian Alpha Funds)

   .   Soft dollar arrangements

   .   "Step out trades" (where a broker shares commission with a third party)

   .   Transactions with affiliated brokers/1/

   . "Window dressing" (inappropriate attempts to improve the appearance of portfolio performance)

Mondrian has separately documented policies and procedures in place to address each of these potential conflicts of interest.

More Information

If you need more information on Mondrian's conflicts policies, please contact Mondrian's Chief Compliance Officer for details:

John L. Barrett
Chief Compliance Officer
Mondrian Investment Partners Limited
Ph: 011 44 20 7477 7119
John.barrett@mondrian.com


Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each LVIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of the fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of the fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.


/1/  Mondrian does not have any affiliated brokers.

Since the funds had not yet commenced operations as of December 31, 2008, no portfolio manager of any fund beneficially owned securities of any fund.


Principal Underwriter


Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated June 1, 2007. Under the agreement, Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each fund series of the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of fund shares. From January 1, 2008 through December 31, 2008, LFD received $10,416,776 in compensation from the Trust. None of these fees were paid by the fund since the fund had not yet commenced operations.


Administration Agreement


The Lincoln Variable Insurance Products Trust ("Trust") has entered into an Administration Agreement (the Administration Agreement) with The Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the fund. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As reimbursement for the cost of providing these administrative services for the year ended December 31, 2008, the Trust paid Lincoln Life $766,041. In addition, pursuant to the Administration Agreement, the Trust will reimburse the cost of legal and corporate secretary services provided to the Trust. For the year ended December 31, 2008, the Trust reimbursed Lincoln Life $313,011 for legal and corporate secretary services. None of these fees were paid by the fund since the fund had not yet commenced operations.


Accounting Agreement


The fund has entered into a fund accounting and financial administration services agreement (the Accounting Agreement) with The Bank of New York Mellon (Mellon), effective October 1, 2007, as amended pursuant to which Mellon provides certain accounting services for the fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values of the fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the fund pays Mellon an asset based fee, subject to certain fee minimums, plus certain out-of-pocket expenses. The asset based fee rate under the Accounting Agreement is an annual rate of .035%.


In addition, the Trust has entered into a Fund Accounting and Financial Administration Oversight Agreement (Oversight Agreement), effective October 1, 2007, with The Lincoln National Life Insurance Company (Lincoln Life) and Delaware Service Company, Inc. (DSC). Under the Oversight Agreement, DSC has agreed to perform fund accounting, financial administration and related services for the Trust to supplement the services provided by Mellon under the Accounting Agreement. DSC has also agreed to establish and monitor certain service level requirements with respect to Mellon's performance of its duties pursuant to the Accounting Agreement. For these services, the fund pays DSC an asset-based fee at an annual rate of .0025%, plus certain out-of-pocket expenses.

Code of Ethics

The Trust, LIA and the sub-advisers have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the fund, to invest in securities for their own accounts. This could include securities that may be purchased by the fund. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the fund. The Trust's Code of Ethics requires reporting to the board of trustees on compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust's Certificate of Trust is on file with the Secretary of State of Delaware. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of thirty-seven funds organized as separate series of shares. The Declaration of Trust authorizes the Board of Trustees to divide or re-divide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

The fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee. The Trust's 12b-1 plan allows the fund to pay distribution fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The 12b-1 plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this SAI.


Each fund's shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of the fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the fund will be required in connection with a matter, the fund will be deemed to be affected by a matter unless it is clear that the interests of the fund in the matter are identical, or that the matter does not affect any interest of the fund.


Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to the fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds. In such matters, all shares of the Trust have equal voting rights.


Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities

Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include, without limitation,
(1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802, and
(2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802.


The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, the Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the contract owners of the Variable Contracts. For all separate accounts that support variable annuity contracts, the number of votes which a contract owner may cast when instructing an Insurance Company how to vote is determined by applying the contract owner's percentage interest in a fund to the total number of votes attributable to the fund. In determining the number of votes, fractional shares will be recognized. The number of votes which a contract owner of a variable life insurance policy may cast when instructing an Insurance Company how to vote is determined as one vote for each $100 of cash value.


Fund shares held in an Insurance Company separate account for which no timely instructions are received will be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. The effect of this proportional voting is that a small number of contract owners may determine the outcome of any vote.

The funds may sell their shares directly to the Lincoln Profile Funds (each, a fund of funds), series of the Trust the shares of which are owned by Lincoln Life and Lincoln New York. As of the date of this SAI, the funds had no shares outstanding. The Lincoln Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of the fund, as is described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class of shares of the fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or Variable Contracts offering Service Class shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.


For the noted services, the Plan authorizes the fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.35% per annum of the average daily net asset value of the Service Class shares of such fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the fund. The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.


No "interested person" or independent trustee of the fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The trustees of the Trust, including a majority of the independent trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the fund and contract owners of the Service Class of the fund. Each year, the Trustees must make this determination for the Plan to be continued.

No amounts have been paid under the Plan with respect to the funds as the funds had not yet commenced operations as of the date of this SAI.

Revenue Sharing

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the fund's sub-advisers may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds or the sub-advisory fees the sub-advisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the fund's shares and the products that contain the fund. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

A fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the fund's prospectus under the "Net Asset Value" section, the value of the fund's investments is determined as follows.



Options Trading. If the fund engages in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. If the fund buys and sells futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

Foreign Securities. If the fund invests in foreign securities, the value of a foreign portfolio security held by the fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund.

Portfolio Holdings Disclosure

The Trust's board of trustees has adopted policies and procedures designed to ensure that disclosure of information regarding the fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president's designees will make shareholders reports or other regulatory filings containing the fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

A Trust vice president or the vice president's designees may provide the fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A Trust vice president or the vice president's designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the fund to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

A Trust vice president or the vice president's designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.


The Trust's sub-advisers have ongoing arrangement with the following third parties to make available information about the fund's portfolio holdings:
(1) ratings organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Factset Research Systems, Line Datta, GlassLewis, Investment Technology Group, Inc., BondEdge, Investools, Plexus, Saloman Analytics, Inc. and Wilshire Analytics Axiom, ITG Alpha Capture, MSCI BARRA, Inc., Bloomberg, L.P., Investor Tools Perform, J.P. Morgan Securities, Inc. and Plexus, BARRA TotalRisk Systems provided generally on a daily or monthly basis for the purpose of compiling reports and preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadridge Financial Solutions, Inc., Institutional Shareholder Services (ISS)/Risk Metrics or Brown Brothers Harriman & Co., provided generally on a daily or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor Group, OMGEO LLC, CDS/Computer, Checkfree, Cogent Consulting, GFP Acquisition Company, Inc., D.B.A.GCom2 Solutions, Siemens Business Services, Inc. and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services, such as State Street Bank and Trust Company, State Street Investment Manager Solutions, Mark-it Group and Stand & Poor's Securities Evaluations Services provided generally on a daily basis for the purpose of providing operational functions including fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the fund's holdings information confidential and not to engage in securities transactions on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.

A Trust vice president or the vice president's designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the fund's investment adviser, sub-advisers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the fund; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract or fiduciary obligations.

The fund will disclose its portfolio holdings in public SEC filings. The Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the fund's portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the fund, its investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the fund's portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the fund's prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the fund's investment adviser and other fund affiliates, on the other. Moreover, the fund's chief compliance officer will address the operation of the fund's procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of the fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the fund may also be purchased by the LVIP Wilshire Risk-based Profile Funds and Target Maturity Funds, which invest their assets in other mutual funds. The offering price of the fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent


All securities, cash and other similar assets of the fund are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.


The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the fund proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for the fund.

Independent Registered Public Accounting Firm

The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the fund. In addition to the audits of the financial statements of the fund, other services provided include review of shareholder reports and registration statements with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements

Because the fund is new and has no operating history, no financial statements are yet available.

Taxes

Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If the fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, the fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under
Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, the fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by the fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the fund to qualify as a regulated investment company would also subject the fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since individual contract owners are generally not treated as shareholders of the fund, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the fund. State and local taxes vary.

APPENDIX A

Bond and Commercial Paper Ratings

The fund's investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA--This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1--Highest Quality;

Prime 2--Higher Quality;

Prime 3--High Quality.

(The fund will not invest in commercial paper rated Prime 3).

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A--Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The fund will not invest in commercial paper rated A-3).

A--1 This designation indicates that the degree of safety regarding timely payment is very strong.

A--2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

APPENDIX B

Mondrian Investment Partners Limited

The Fund has formally delegated to its investment adviser, Mondrian Investment Partners Ltd. (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. The Adviser will vote proxies on behalf of the Fund pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. After a proxy has been voted for the Fund, ISS will create a record of the vote that will be available to stockholders and filed with the SEC on a yearly basis beginning no later than August 31, 2004. The Committee is responsible for overseeing ISS's proxy voting activities.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis;
(ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

Because the Fund has delegated proxy voting to the Adviser, the Fund obviously does not encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. The Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy, or they must vote the proxy in accordance with ISS's original recommendation.

Franklin Advisers, Inc.

Proxy Voting Policies & Procedures

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analysis of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analysis and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis' analysis are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:


1. The issuer is a client/2/ of Investment Manager or its affiliates;


2. The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;


3. The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank)/3/

4. An Access Person/4/ of Investment Manager or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;

/2/ For purposes of this section, a "client" does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a "client."

/3/ The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

/4/ "Access Person" shall have the meaning provided under the current Code of Ethics of FranklinResources, Inc.

5. A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member/5/ of such director or trustee, also serves as an officer or director of the issuer; or


6. The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer's management.

Material conflicts of interest are identified by the Proxy Group based upon analysis of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified, the Proxy Group, may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U.S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Societe d'investissement a capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager's vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) "Other Business" without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer's management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance


/5/ The term "immediate family member" means a person's spouse; child residing in the person's household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

on any one of Sections 12(d)(I)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order ("cash sweep arrangement"); or
(3) when required pursuant to an account's governing documents or applicable laws. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund's shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analysis, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analysis, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually. The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less. Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each antitakeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company's record date, should it sell them prior to the company's meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter an "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

   1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

   2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.

   3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

   4. In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

   5. The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

   6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

   7. The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

   8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group's file and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

   9. If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

   10. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

   11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

   12. The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

   13. The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

   14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of noncompliance.

   15. At least annually, the Proxy Group will verify that:

          . All annual proxies for the securities held by Advisory Clients have been received;

          . Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the ProxyVoting Guidelines;

          . Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

          . Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

          . Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca. no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 2, 2008

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers

Mondrian Investment Partners Limited ("Mondrian")

Mondrian has the following programs in place to retain key investment staff:

1) Competitive Salary -- All investment professionals are remunerated with a competitive base salary.

2) Profit Sharing Bonus Pool-- All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

3) Equity Ownership--Mondrian is majority management owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business.

There is no direct link between portfolio manager compensation and individual portfolio performance. Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing.

At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan

All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

Franklin Advisers, Inc.

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

Base Salary Each portfolio manager is paid a base salary.


Annual Bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:


Investment Performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

Non-Investment Performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

Additional Long-Term Equity-Based Compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13
(File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust, as amended, incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles II, VII and VIII incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d) 1. a. Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

     b. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     c. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     d. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP FI Equity-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     e. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     f. Advisory Fee Waiver Agreement effective April 30, 2008 (LVIP SSgA Bond Index, LVIP SSgA International Index, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets 100, LVIP Large Cap 100, LVIP SSgA Small-Mid Cap 200 Funds) incororated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     g. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Turner Mid-Cap Growth Fund) incororated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     h. Advisory Fee Waiver Agreement effective January 1, 2009 (LVIP Wilshire Profile Funds) incororated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     i. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund & LVIP Delaware Aggressive Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.


     j. Advisory Fee Waiver Agreement dated May 1, 2009 (LVIP Global Income
      Fund) herein as Exhibit 23(d)(l)(j).


   2. Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   3. Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities
    Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Cohen & Steers Capital Management, Inc. (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Sub-Advisory Agreement dated October 15, 2007 between Lincoln Investment Advisors Corporation and Columbia Management Advisors, LLC (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Delaware Managed Fund, LVIP Money Market Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Sub-Advisory Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   9. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln
      Investment Advisors Corporation and Pyramis Global Advisors, LLC (LVIP FI Equity-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. First Amendment effective January 1, 2009 to Sub-Advisory Agreement (LVIP FI Equity-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   10. Sub-Investment Management Agreement dated April 30, 2007 between
     Lincoln Investment Advisors Corporation and Janus Capital Management LLC (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Marsico Capital Management, LLC (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Mid-Cap Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Amendment dated July 1, 2008 to Sub-Advisory Agreement (LVIP MFS Value
       Fund) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   14. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Turner Investment Partners, Inc. (LVIP Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   15. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Amendment dated April 30, 2008 to Sub-Advisory Agreement between between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742)
   filed on April 15, 2008.

   16. Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA S&P 500, LVIP Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large-Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 18, 2008.

   17. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   18. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   19. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Templeton Global Advisers Limited (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   20. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and UBS Global Asset Management (Americas) Inc. (LVIP UBS Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   21. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated (LVIP Profile and Target Maturity Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.


   22. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Franklin Advisers, Inc. (LVIP Global Income Fund) filed herein as Exhibit 23(d)(22). Because the actual Sub-Advisory Agreement is not available, the actual agreement will be filed in a subsequent amendment. The actual agreement may include signatures and other immaterial changes to the preliminary form of agreement.


   23. Sub-Advisory Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Global Income Fund) filed herein as Exhibit 23(d)(23).


(e) Principal Underwriting Agreement dated June 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(f) N/A

(g) Mutual Fund Custody and Services Agreement dated August 31, 2007, as amended, by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(h) 1. Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 33-70742) Filed on March 20, 2009.

   2. Fund Accounting and Financial Administration Oversight Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Delaware Service Company incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   3. Service Mark License Agreement dated February 26, 2009 between Delaware Management Holdings, Inc. and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   4. a. Fund Participation Agreement dated May 1, 2003, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment 21 File No. 333-68842) filed on Form N-14 on April 3, 2009.

     b. Amendment dated May 1, 2009 to Fund Participation Agreement (Lincoln
       Life) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   5. a. Fund Participation Agreement, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust Post-Effective Amendment No. 6 (333-145531) on Form N-4 on April 9, 2009.

     b. Amendment dated May 1, 2009 to Fund Participation Agreement (Lincoln New York) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   6. Fund Participation Agreement dated May 1, 2003, as amended, between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities Fund)incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   10. Fund Participation Agreement dated June 5, 2007 between Lincoln
     Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Administration Agreement dated January 1, 2009, as amended, between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   12. Expense Limitation Agreement dated June 5, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Expense Limitation Agreement dated January 1, 2009 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Wilshire Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   14. Expense Limitation Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Columbia Value Opportunities, LVIP Capital Growth, LVIP Marsico International, LVIP MFS Value, LVIP Mid-Cap Value, LVIP SSgA Bond Index, LVIP SSgA International Index, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets 100, LVIP Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP T. Rowe Price Growth Stock, LVIP Turner Mid-Cap Growth Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   15. Expense Limitation Agreement dated May 1, 2009 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund) incorporated herein by reference to Post-
Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   16. Expense Limitation Agreement dated May 1, 2009 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP Global Income Fund) filed herein as Exhibit 23(h)(16).

   (i) a. Opinion of Counsel dated April 4, 2003 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

      b. Opinion of Counsel dated April 27, 2007 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(j) N/A

(k) N/A

(l) N/A

(m) 1. Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   2. Distribution Services Agreement dated May 1, 2008, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   3. Distribution Services Agreement dated May 1, 2008, as amended, between Lincoln Financial Distributors, Inc and The Lincoln National Life Insurance Company incorporated herein by reference to Form N-14 (File Nos. 33-70742, 333-156129) filed on March 26, 2009.

   4. Distribution Services Agreement dated May 1, 2008, as amended, between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Form N-14 (File Nos.33-70742, 333-156129) filed on March 26, 2009.

(n) Multiple Class Plan dated May 1, 2009 incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated November 12, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   2. Code of Ethics for BAMCO, Inc. dated October 12, 2005 (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 33-70742) filed on April 17, 2007.

   3. Code of Ethics for Cohen & Steers dated October 7, 2007 (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Code of Ethics for Columbia Management Advisors, LLC dated July 1, 2007 (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Code of Ethics for Delaware Investments (LVIP Delaware Bond, LVIP Delaware Growth and Income, LVIP Delaware Managed, LVIP Money Market, LVIP Delaware Social Awareness, and LVIP Delaware Special Opportunities Funds, LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 51 (File No. 33-70742) filed on December 22, 2008.

   6. Code of Ethics for Janus Capital Group dated December 14, 2007 (LVIP Janus Capital Appreciated Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Code of Ethics for Marsico Capital Management, LLC dated July 12, 2007 (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Code of Ethics for MFS Management dated January 1, 2007 (LVIP MFS Value
     Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Code of Ethics for Mondrian Investment Partners Limited dated September 1, 2005 (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742)filed on April 5, 2006.

   10. Code of Ethics for Pyramis Global Advisors LLC (LVIP FI Equity-Income
     Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Code of Ethics for SSgA Funds Management, Inc. dated October 2005 (LVIP SSgA S&P 500, LVIP SSgA Small-Cap, LVIP SSgA Bond, LVIP SSgA International Index, LVIP SSgA Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International 150, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Code of Ethics for T. Rowe Price Group, Inc. dated March 1, 2008 (LVIP
     T. Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock Fund) incorporated herein by referenced to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Code of Ethics for Templeton Global Advisors Limited effective July
     2008 (LVIP Templeton Growth Fund, LVIP Global Income Fund) incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 33-70742) filed on January 27, 2009.

   14. Code of Ethics for Turner Investment Partners, Inc. dated February 1, 2005 (LVIP Turner Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21, 2006.

   15. Code of Ethics for UBS Global Asset Management dated September 6, 2004 (Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

   16. Code of Ethics for Wilshire Associates Incorporated dated January 2005 (Aggressive Profile Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Wilshire 2010, 2020, 2030, 2040 Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

   17. Code of Ethics for Lincoln Financial Distributors, Inc. effective August 2007 incorporated herein by reference to Post-Effective Amendment
No. 42 (File No. 33-70742) filed on April 18, 2008.

(q) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 33-70742) filed on January 27, 2009.

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated incorporated herein by reference to Post-Effective Amendment No. 29 filed on Form N-4 (File No. 333-61554) filed on March 16, 2009.

Item 24. Persons Controlled by or Under Common Control with Registrant


   See "Management of the Funds" and "Purchase and Redemption of Fund Shares" in the General Prospectus Disclosure forming Part A of this Registration Statement and "Investment Adviser and Sub-Advisers" in the Statement of Additional Information Disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, L, N, and Q; and for its Flexible Premium Variable Life Accounts M, R, and S; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts L and N and for its Flexible Premium Variable Life Accounts M, R, and S; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. The LVIP Wilshire Profile Funds (Aggressive, Conservative, Moderate, Moderately Aggressive, 2010, 2020, 2030 and 2040 Profile Funds) may also invest in other of the Trust's series of funds.

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 23(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [(Exhibits (d)(1)(a) and
   (2)] to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
   (LIAC), is hereby incorporated by reference from the section captioned "Management of the Funds" in the General Prospectus Disclosure forming Part
   A of this Registration Statement, the section captioned "Investment Adviser and Sub-Advisers" in the Statement of Additional Information (SAI)
   Disclosure forming Part B of this Registration Statement, and Item 7 of
   Part II of Lincoln Investment Advisors Corporation's (LIAC's) Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's sub-advisers, T. Rowe Price Associates, Inc. (T. Rowe Price), Mondrian Investment Partners Limited (Mondrian), Janus Capital Management LLC
   (Janus), Pyramis Global Advisors, LLC (Pyramis), UBS Global Asset
   Management (Americas) Inc. (UBS), BAMCO, Inc. (BAMCO), Cohen & Steers
   Capital Management, Inc. (Cohen & Steers), Wilshire Associates Incorporated (Wilshire), SSgA Funds Management, Inc. (SSgA), Delaware Management Company
   (DMC), Wellington Management Company, LLP (Wellington), Columbia Management Advisors, LLC (Columbia), Marsico Capital Management, LLC (Marsico), Massachusetts Financial Services Company (MFS), Turner Investment Partners, Inc. (Turner), Franklin Advisers, Inc. (Franklin) and Templeton Investment Counsel, LLC (Templeton) are incorporated by reference from the section captioned "Management of the Funds" of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned "Investment Adviser and Sub-Advisers" forming Part B of this Registration Statement and Item 7 of Part II of the Form ADV of T. Rowe Price, Mondrian, Janus, Pyramis, UBS, Wilshire and SSgA filed separately with the Securities and Exchange Commission.

   The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of LIAC, T. Rowe Price, Mondrian, Janus, Pyramis, UBS, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington,

   Columbia, Marsico, MFS, Turner, and Templeton are hereby incorporated by reference respectively, from Schedules A and D of LIAC's Form ADV and from Schedules A and D of the Form ADV of T. Rowe Price, Mondrian, Janus, Pyramis, UBS, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, and Templeton.

Item 27. Principal Underwriters

   (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as
      Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD also serves as the Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln Life Flexible Premium Variable Life Account Z.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; LLANY Separate Account N for Variable Annuities; LLANY Account Q for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance..

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel Schwartz*             Vice President and Director
James Ryan*                Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Linda E. Woodward***       Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

  *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) n/a

Item 28. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life
   Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802;
   the investment adviser, Lincoln Investment Advisors Corporation, 1300 South Clinton Street, Fort Wayne, Indiana 46802; and sub-advisers T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206;
   Pyramis Global Advisors, LLC, 82 Devonshire Street, Boston, Massachusetts 02109; UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606; Mondrian Investment Partners Limited, 80
   Cheapside, London, England EC2V6EE, BAMCO, Inc., 767 Fifth Avenue, New
   York, New York 10153; Cohen & Steers Capital Management, 280 Park Avenue,
   New York, New York 10017; Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401; SSgA Fund Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; Columbia Management Advisors, LLC, 100 Federal Street, Boston, Massachusetts 02111; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109;
   Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; Marsico Capital Management, LLC 1200 17th Street, Suite 1600, Denver, Colorado 80202; Massachusetts Financial Services Company, 500Boylston Street, Boston, Massachusetts 02116; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394 Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94404 and the Trust's custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950; and Delaware Service Company, Inc. (the Trust's fund accounting and financial administration oversight provider), One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.
                                      B-7

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 16th day of April, 2009.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST


By: /s/ Daniel R. Hayes
    ------------------------------------
    Daniel R. Hayes
    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on April 16, 2009.

Signature                              Title
---------                              -----

/s/ Daniel R. Hayes                    President and Trustee
--------------------------------       (Principal Executive Officer)
Daniel R. Hayes


* /s/ Kelly D. Clevenger               Chairman of the Board and Trustee
--------------------------------
Daniel R. Hayes


* /s/ William P. Flory, Jr.            Chief Accounting Officer
--------------------------------       (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.


*/s/ Michael D. Coughlin               Trustee
--------------------------------
Michael D. Coughlin


*/s/ Nancy J. Frisby                   Trustee
--------------------------------
Nancy J. Frisby


*/s/ Elizabeth S. Hager                Trustee
--------------------------------
Elizabeth S. Hager


*/s/ Gary D. Lemon                     Trustee
--------------------------------
Gary D. Lemon


*/s/ Thomas D. Rath                    Trustee
--------------------------------
Thomas D. Rath


*/s/ Kenneth G. Stella                 Trustee
--------------------------------
Kenneth G. Stella


*/s/ David H. Windley                  Trustee
--------------------------------
David H. Windley


*By: /s/ Cynthia A. Rose               Attorney-in-Fact
     ---------------------------
     Cynthia A. Rose

Exhibit
Index
-------
23(d)(1)(j) Advisory Fee Waiver Agreement (LVIP Global Income Fund)

23(d)(22)   Form of Sub-Advisory Agreement (Franklin)

23(d)(23)   Sub-Advisory Agreement (Mondrian)

23(h)(16)   Expense Limitation Agreement (LVIP Global Income Fund)